A, B, C, Select Shares | JPMorgan Tax Free Bond Fund
JPMorgan Tax Free Bond Fund Class/Ticker: A/PMBAX; B/PUBBX; C/JTFCX; Select/PRBIX
What is the goal of the Fund?
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, B, C, Select Shares JPMorgan Tax Free Bond Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares as % of the Offering Price	3.75%		none	none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, Select Shares JPMorgan Tax Free Bond Fund		Class A	Class B	Class C	Select Class
Management Fees		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	0.75%	none
Other Expenses		0.39%	0.39%	0.39%	0.39%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses		0.14%	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.45%	1.45%	0.70%
Fee Waivers and Expense Reimbursements	[1]	(0.19%)	none	none	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.76%	1.45%	1.45%	0.59%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.44%, 1.44% and 0.58%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, B, C, Select Shares JPMorgan Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	450	648	863	1,481
CLASS B SHARES	648	759	992	1,600
CLASS C SHARES	248	459	792	1,735
SELECT CLASS SHARES	60	213	379	860

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, B, C, Select Shares JPMorgan Tax Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	450	648	863	1,481
CLASS B SHARES	148	459	792	1,600
CLASS C SHARES	148	459	792	1,735
SELECT CLASS SHARES	60	213	379	860

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net Assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Up to 20% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.

The securities in which the Fund invests may have fixed rates of return or floating or variable rates. Up to 20% of the Fund’s assets may be held in cash and cash equivalents. The Fund may invest in securities without regard to maturity.

The Fund may invest in municipal mortgage-backed and asset-backed securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser’s discretion.

The Fund may also invest in zero-coupon securities.

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Alternative Minimum Tax Risk. The Fund may invest up to 20% of its assets in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities.

The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class C Shares shown in the table is based on the performance of Class B Shares prior to the inception of the Class C Shares. The actual returns of Class C Shares would have been similar to those shown because the classes have similar expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	5.98%
Worst Quarter	4th quarter, 2010	–3.47%
The Fund’s year-to-date total return through 3/31/13 was 0.27%
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
Average Annual Total Returns A, B, C, Select Shares JPMorgan Tax Free Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES	6.59%	4.91%	4.28%
SELECT CLASS SHARES Return After Taxes on Distributions	6.59%	4.91%	4.23%
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	5.64%	4.81%	4.26%
CLASS A SHARES	2.40%	3.93%	3.70%
CLASS B SHARES	0.71%	3.68%	3.52%
CLASS C SHARES	4.75%	4.04%	3.21%
BARCLAYS MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	5.01%	6.79%	5.06%
LIPPER GENERAL & INSURED MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	9.51%	5.80%	4.86%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.